Impairment Charge	12 Months Ended
Dec. 31, 2011
Impairment Charge [Abstract]
Impairment Charge
6.	Impairment Charge

Following the agreement of the Company with German interests on November 8, 2010 to terminate the Company's obligations to purchase the two 4,250 TEU newbuildings, an impairment charge of $17,082 was recognized during the year ended December 31, 2010 which was comprised of $15,477 released deposits, $1,291 capitalized interest and $314 other predelivery capital expenditure for the newbuildings (see notes 5 and 14).

The vessel purchase options (see note 7) with a carrying value at December 31, 2010 of $13,645 were impaired, and subsequently allowed to lapse without being exercised, during the year ended December 31, 2011.